Fair Value Measurements (Details) - Schedule of fair value hierarchy - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Level1 [Member]
Liabilities:
Warrant Liabilities	$ 28,900,000
Level1 [Member] | U.S. Treasury Securities Money Market Fund [Member]
Assets:
Marketable securities held in Trust Account	300,012,660	300,046,957
Level 3 [Member]
Liabilities:
Warrant Liabilities	$ 16,906,666	27,253,333
Private Placement Warrants [Member] | Level 3 [Member]
Liabilities:
Warrant Liabilities		$ 27,253,333